CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,865)	$ (11,219)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,558	3,415
Decrease in accrued severance pay, net	(16)	(720)
Stock - based compensation	1,408	947
Change in fair value of warrants and discount amortization	4,824	(288)
Gain on sales of subsidiary and Appbuilder	361
Loss on sale of property and equipment	12
Deferred income taxes, net		(14)
Long-term receivable		(20)
Changes in operating assets and liabilities:
Decrease in trade receivables	755	5,025
Increase in other current assets	(691)	(334)
Decrease in trade payables	(1,106)	(1,371)
Decrease in other current liabilities and deferred revenues	(249)	(1,828)
Net cash used in operating activities	(4,009)	(6,407)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	4,031
Purchase of property and equipment	(60)	(161)
Proceeds from sale of property and equipment	50	32
Additional consideration for previously acquired subsidiaries		(1,163)
Proceeds from sales of subsidiaries and Appbuilder	2,950
Net cash provided by (used in) investing activities	6,971	(1,292)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit and convertible notes, net	(1,601)	(6,054)
Issuance of shares and loan		5,000
Exercise of warrants	120
Repayment of long-term loans	(3,553)	(426)
Dividend paid to noncontrolling interest		(217)
Net cash provided by financing activities	(5,034)	(1,697)
NET DECREASE IN CASH AND CASH EQUIVALENTS FROM CONTINUED OPERATION	(2,072)	(9,396)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,997	12,295
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,925	$ 2,899